Annual Total Returns- Vanguard Institutional Index Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.09%	15.98%	32.35%	13.65%	1.37%	11.93%	21.79%	(4.42%)	31.46%	18.39%